STOCKHOLDERS' EQUITY (Details 3) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Stock option activity
Outstanding at the beginning of the period (in shares)		550,000	775,000	775,000	796,794	868,290
Granted (in shares)		40,000		0
Expired (in shares)			(25,000)	(225,000)		(51,496)
Forfeited (in shares)		(501,667)	(25,000)
Outstanding at the end of the period (in shares)	88,333	88,333	750,000	550,000	775,000	796,794
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)		$ 5.03	$ 4.03	$ 4.03	$ 3.96	$ 3.73
Granted (in dollars per share)		0.38
Expired (in dollars per share)			1.58	1.62		1.17
Forfeited (in dollars per share)		5.37
Outstanding at the end of the period (in dollars per share)	$ 0.92	$ 0.92	$ 4.12	$ 5.03	$ 4.03	$ 3.96
Weighted average remaining contractual Life
Outstanding and exercisable at the end of the period		2 years	1 month 6 days	8 months 12 days	1 year 4 months 24 days
Aggregate Intrinsic Value
Outstanding and exercisable at the end of the period			$ 3,000		$ 18,000
Unrecognized compensation cost
Unrecognized compensation cost related to nonvested share-based compensation arrangements	$ 457,000	$ 457,000		$ 1,281,000,000
Weighted-average period for recognition of unrecognized compensation cost	1 year 3 months 18 days